Document and Entity Information (USD $)	12 Months Ended
	Feb. 24, 2012	Jul. 10, 2012	Aug. 26, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ENVIRONMENTAL TECTONICS CORP
Entity Central Index Key	0000033113
Current Fiscal Year End Date	--02-24
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,596,000
Entity Common Stock, Shares Outstanding		9,142,296
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Feb 24, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012	Feb. 25, 2011
Current assets:
Cash and cash equivalents	$ 3,425	$ 1,423
Restricted cash	6,000	5,607
Accounts receivable, net	10,695	4,727
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	18,766	10,371
Inventories, net	4,145	4,015
Deferred tax assets, current	4,170	3,807
Prepaid expenses and other current assets	830	691
Total current assets	48,031	30,641
Property, plant and equipment, net	14,860	13,359
Capitalized software development costs, net	666	802
Deferred tax assets, non-current, net	4,190	5,919
Other assets	39	70
Total assets	67,786	50,791
Current liabilities:
Current portion of long-term debt obligations	8	219
Accounts payable, trade	5,639	4,308
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	6,519	7,534
Customer deposits	3,425	3,907
Accrued taxes	148	28
Accrued interest and dividends	941	725
Other accrued liabilities	3,565	2,857
Total current liabilities	20,245	19,578
Long-term debt obligations, less current portion:
Credit facility payable to bank	16,716	3,041
Other long-term debt obligations	0	43
Total long-term debt obligations, less current portion:	16,716	3,084
Total liabilities	36,961	22,662
Commitments and contingencies
Shareholders' equity:
Common Stock, $0.05 par value, 50,000,000 shares authorized; 9,134,403 and 9,104,601 shares issued and outstanding at February 24, 2012 and February 25, 2011, respectively	456	455
Additional paid-in capital	9,892	11,932
Accumulated other comprehensive loss	(505)	(372)
Accumulated deficit	(1,186)	(6,059)
Total shareholders' equity before non-controlling interest	30,784	28,083
Non-controlling interest	41	46
Total shareholders' equity	30,825	28,129
Total liabilities and shareholders' equity	67,786	50,791
Series D Preferred Stock [Member]
Shareholders' equity:
Cumulative convertible participating Preferred Stock	386	386
Series E Preferred Stock [Member]
Shareholders' equity:
Cumulative convertible participating Preferred Stock	$ 21,741	$ 21,741

Consolidated Balance Sheets (Parenthetical) (USD $)	Feb. 24, 2012	Feb. 25, 2011
Shareholders' equity:
Common Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Common Stock, shares authorized (in shares)	50,000,000	50,000,000
Common Stock, issued (in shares)	9,134,403	9,104,601
Common Stock, outstanding (in shares)	9,134,403	9,104,601
Series D Preferred Stock [Member]
Shareholders' equity:
Preferred Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Preferred Stock, shares authorized (in shares)	11,000	11,000
Preferred Stock, shares outstanding (in shares)	386	386
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Preferred Stock, shares authorized (in shares)	25,000	25,000
Preferred Stock, shares outstanding (in shares)	21,741	21,741

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 24, 2012	Feb. 25, 2011
Consolidated Statements of Income and Comprehensive Income
Net sales	$ 66,294	$ 55,451
Cost of goods sold	42,763	33,661
Gross profit	23,531	21,790
Operating expenses:
Selling and marketing	5,481	4,630
General and administrative	8,513	7,208
Research and development	1,400	1,662
Total Operating expenses	15,394	13,500
Operating income	8,137	8,290
Other expenses:
Interest expense, net	734	824
Other (income) expense, net	85	589
Total Other expenses	649	1,413
Income before income taxes	7,488	6,877
Income tax provision (benefit)	2,620	(7,665)
Net income	4,868	14,542
Expense (income) attributable to non-controlling interest	5	(8)
Net income attributable to Environmental Tectonics Corporation	4,873	14,534
Foreign currency translation adjustment	(133)	59
Comprehensive income	4,740	14,593
Preferred Stock dividend	(2,208)	(2,278)
Income attributable to common and participating shareholders	$ 2,665	$ 12,256
Distributed earnings per share:
Common (in dollars per share)	$ 0	$ 0
Preferred (in dollars per share)	$ 0.2	$ 0.2
Undistributed earnings per share:
Common (in dollars per share)	$ 0.13	$ 0.6
Preferred (in dollars per share)	$ 0.13	$ 0.6
Diluted earnings per share (in dollars per share)	$ 0.13	$ 0.59
Basic weighted average common and participating shares:
Common weighted average number of shares (in shares)	9,114	9,091
Participating preferred shares (in shares)	11,095	11,440
Total basic weighted average common and participating shares (in shares)	20,209	20,531
Diluted weighted average common shares:
Basic weighted average common and participating shares (in shares)	20,209	20,531
Dilutive effect of stock warrants and options (in shares)	288	367
Total diluted weighted average shares (in shares)	20,497	20,898

Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Less: Prior year non-controlling interest at Feb. 26, 2010	$ 0	$ 0	$ 0	$ 0	$ 0	$ (38)
Balance at Feb. 26, 2010	23,896	454	14,050	(431)	(20,593)	17,414
Balance (in share) at Feb. 26, 2010		9,083,573
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Environmental Tectonics Corporation	0	0	0	0	14,534	14,534
Foreign currency translation adjustment	0	0	0	59	0	59
Issuance of Series D Preferred Stock	231	0	0	0	0	231
Preferred Stock dividends	0	0	(2,278)	0	0	(2,278)
Stock compensation expense	0	0	98	0	0	98
Issuance of stock under employee stock purchase plan and Board of Director's compensation	0	1	62	0	0	63
Issuance of stock under employee stock purchase plan and Board of Director's compensation (in share)		21,028
Repurchase of Preferred Stock, Series E	(2,000)	0	0	0	0	(2,000)
Balance before non-controlling interest	22,127	455	11,932	(372)	(6,059)	28,083
Balance before non-controlling interest (in shares)		9,104,601
Non-controlling interest	0	0	0	0	0	46
Balance at Feb. 25, 2011	22,127	455	11,932	(372)	(6,059)	28,129
Less: Prior year non-controlling interest at Feb. 25, 2011	0	0	0	0	0	(46)
Balance (in share) at Feb. 25, 2011		9,104,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Environmental Tectonics Corporation	0	0	0	0	4,873	4,873
Foreign currency translation adjustment	0	0	0	(133)	0	(133)
Issuance of Series D Preferred Stock						0
Preferred Stock dividends	0	0	(2,208)	0	0	(2,208)
Stock compensation expense	0	0	101	0	0	101
Issuance of stock under employee stock purchase plan and Board of Director's compensation	0	1	67	0	0	68
Issuance of stock under employee stock purchase plan and Board of Director's compensation (in share)		29,802
Repurchase of Preferred Stock, Series E						0
Balance before non-controlling interest	22,127	456	9,892	(505)	(1,186)	30,784
Balance before non-controlling interest (in shares)		9,134,403
Non-controlling interest	0	0	0	0	0	41
Balance at Feb. 24, 2012	22,127	456	9,892	(505)	(1,186)	30,825
Less: Prior year non-controlling interest at Feb. 24, 2012	$ 0	$ 0	$ 0	$ 0	$ 0	$ (41)
Balance (in share) at Feb. 24, 2012		9,134,403

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2012	Feb. 25, 2011
Cash flows from operating activities:
Net income	$ 4,868	$ 14,542
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,760	1,354
Deferred tax assets, net	1,638	0
Decrease in valuation allowance for deferred tax assets	(272)	(5,532)
Decrease in allowances for accounts receivable and inventories, net	(126)	(1,078)
Accretion of debt discount	156	220
Stock compensation expense	101	98
Changes in operating assets and liabilities:
Accounts receivable	(5,969)	12,646
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	(8,395)	(6,795)
Inventories	(983)	2,160
Prepaid expenses and other assets	(265)	(2,367)
Accounts payable, trade	1,332	2,525
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	(1,015)	(6,410)
Customer deposits	(482)	2,108
Accrued taxes	120	0
Accrued interest and dividends	216	0
Other accrued liabilities	707	(8)
Net cash (used in) provided by operating activities	(6,609)	13,463
Cash flows from investing activities:
Acquisition of property, plant, and equipment	(1,914)	(451)
Capitalized software development costs	(230)	(414)
Net cash used in investing activities	(2,144)	(865)
Cash flows from financing activities:
Borrowings (repayments) under line of credit	13,675	(6,767)
Payment of Preferred Stock dividends	(2,208)	(2,278)
Increase in restricted cash	(393)	(2,856)
Payments of other debt obligations	(254)	(35)
Issuance of Common Stock	68	63
Repurchase of Preferred Stock, Series E	0	(2,000)
Issuance of Preferred Stock, Series D	0	231
Net cash provided by (used in) financing activities	10,888	(13,642)
Effect of exchange rate changes on cash	(133)	59
Net increase (decrease) in cash	2,002	(985)
Cash at beginning of period	1,423	2,408
Cash at end of period	3,425	1,423
Supplemental schedule of cash flow information:
Interest paid	427	376
Income taxes paid	737	256
Supplemental information on non-cash operating and investing activities:
Accrued dividends on Preferred Stock	$ 552	$ 569

Restatement of Previously Filed Financial Statement	12 Months Ended
Feb. 24, 2012
Restatement of Previously Filed Financial Statement [Abstract]
Restatement Of Previously Filed Financial Statement [Text Block]
1.	Restatement of Previously Filed Financial Statement

This Annual Report to Shareholders includes a restatement of earnings per share for the fiscal year ended February 25, 2011 to correct errors relating to the calculation and presentation of the Company's earnings per share in accordance with accounting principles generally accepted in the United States of America; specifically, the Company incorrectly reflected the undistributed earnings per share for common and preferred shareholders as being additive, when in fact they should be equal (See Note 2 - Summary of Significant Accounting Policies, Earning per Share).

Summary of Significant Accounting Policies	12 Months Ended
Feb. 24, 2012
Summary of Significant Accounting Policy [Abstract]
Summary of Significant Accounting Policy
2.	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of ETC, our 95%-owned subsidiary, ETC-PZL Aerospace Industries SP. Z 0.0, ("ETC-PZL"), and our 99%-owned subsidiary, Environmental Tectonics Corporation (Europe) Limited ("ETC Europe").  "ETC SH" refers to the Company's corporate headquarters and main production plant located in Southampton, Pennsylvania, USA.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates are made for revenue recognition under the percentage of completion method, claims receivable, inventories, and income taxes.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable, and bank debt approximate fair value because of the short maturity associated with each of these instruments.

Revenue Recognition

Revenue, which is recorded net of any applicable sales tax, is recognized using three methods:

On long-term contracts, with a contract value over $250 and a minimum completion period of six months, the percentage-of-completion ("POC") method is applied based on costs incurred from inception to date as a percentage of estimated total costs required to fulfill the contract.  This percentage is then multiplied by the total estimated contract value to determine the cumulative amount of revenue to be recognized, from which previously recognized revenue would be subtracted to determine revenue to be recognized in any given accounting period.  Revenue recognized on uncompleted long-term contracts in excess of amounts billed to customers is reflected as an asset on the balance sheet under the caption "Costs and estimated earnings in excess of billings on uncompleted long-term contracts".  Amounts billed to customers (i.e. milestone payments) in excess of revenue recognized on uncompleted long-term contracts are reflected as a liability on the balance sheet under the caption "Billings in excess of costs and estimated earnings on uncompleted long-term contracts".  At any time during performance if it is estimated that a contract at completion will result in a loss, the entire amount of the estimated loss is accrued.  The effect of revisions in cost and profit estimates for long-term contracts is reflected in the accounting period in which we learn the facts that require us to revise our cost and profit estimates.  Contract progress billings are based upon contract provisions for customer advance payments, contract costs incurred, and completion of specified contract milestones.  Costs related to post shipment obligations, including field installation, warranty, and any additional contracted items are included in the estimated total costs required to fulfill the contract.  Contracts may provide for customer retainage of a portion of amounts billed until contract completion.  Retainage is generally due within one year of completion of the contract.  Revenue recognition under the percentage of completion method involves significant estimates, both at inception and throughout the performance period.  Some of our long-term contracts contain provisions that require us to pay liquidated damages if we are responsible for the failure to meet specified contractual milestone dates and the applicable customer asserts a claim under these provisions.  Management uses its best judgment to estimate not only the cost to perform the work, but also the price we will eventually be paid on such contracts.

For contracts under $250, or contracts to be completed in less than six months, and where there are no post-shipment services included in the contract (such as installation and customer acceptance), the completed contract method is applied and revenue is recognized on the date that the finished product is shipped to the customer.  Estimated warranty costs for these contracts are accrued and this accrual is adjusted periodically based on actual warranty expenses and the amount and type of products shipped.  Revenue derived from the sale of parts and services is also recognized on the date that the part is shipped to the customer, or when the service is completed.

Revenue for service contracts is recognized ratably over the life of the contract with related material costs expensed as incurred.  There are no post contract expenses associated with these types of contracts.

In accordance with accounting principles generally accepted in the United States of America, recognizing revenue on contract claims and disputes related to customer caused delays, errors in specifications and designs, and other unanticipated causes, for amounts in excess of contract value, is appropriate if it is probable that the claim will result in an increase in the contract value and if the Company can reliably estimate the amount of potential additional contract revenue (claim revenue); however, revenue recorded on a contract claim cannot exceed the incurred contract costs related to that claim.  Claims are subject to negotiation, arbitration and audit by the customer or governmental agency.  The Company had no claim receivables at either February 24, 2012 or February 25, 2011.

Cash and Cash Equivalents

Cash includes short-term deposits at market interest rates with original maturities of three months or less.  The Company maintains cash balances at several financial institutions located in the Northeast United States and at some locations internationally.  Accounts in each domestic institution are insured by the Federal Deposit Insurance Corporation up to $250.  During each fiscal year, the Company periodically has cash and cash equivalents in excess of insured amounts.

Restricted Cash

Restricted cash was $6,000 as of February 24, 2012 compared to $5,607 as of February 25, 2011.  Restricted cash is comprised primarily of collateral for a committed line of credit in the amount of $5,422 with PNC Bank (the "Dedicated Line of Credit"), which the Company uses to satisfy performance bond and repayment guarantee requirements for an international contract.  Use of this Dedicated Line of Credit is restricted to funding contract performance and repayment guarantee requirements under this specific contract.  As security for this Dedicated Line of Credit, the Company has deposited $5,422 in a certificate of deposit with PNC Bank.  ETC is obligated to pay a fee, due quarterly, of 3% per year for the Dedicated Line of Credit.

Accounts Receivable and Concentration of Credit Risk

The Company performs ongoing credit evaluations of its customers and adjusts credit limits based on payment history and the customer's current creditworthiness.  Accounts receivable are deemed past due if payment is not received by the payment due date.  Overdue payments are subject to interest penalty of the delinquent amount at the rate of 1.5% per month.  The Company continuously monitors collections and payments from its customers, and maintains a provision for estimated credit losses based on historical experience and any specific customer collection issues that are identified.  While credit losses have historically been within the Company's expectations and the provisions established, we cannot guarantee that the Company will continue to experience the same credit loss rates.  Additionally, as a result of the concentration of international receivables, the Company cannot predict the effect, if any, that geopolitical disputes and financial constraints will have on the ultimate collection of its international receivables.  Amounts due under contracts related to agencies of a foreign government totaled $460 or 4.3%, of the total accounts receivable, net as of February 24, 2012.  The majority of these receivables have been collected subsequent to fiscal year end.  See Footnote 2 - Accounts Receivable for additional disclosures related to our accounts receivable.

Inventories

Inventories are valued at the lower of cost or market.  Cost is determined principally by the first-in, first-out method ("FIFO method").  The costs of finished goods and work-in-process inventories include material, direct engineering, manufacturing labor, and overhead components.  Overheads allocated to inventory cost are only those directly related to our manufacturing activities.  Where necessary, provision is made for obsolete, slow-moving, or damaged inventory.  This provision represents the difference between the cost of the inventory and its estimated market value.

In accordance with accounting principles generally accepted in the United States of America, the Company may capitalize certain costs of simulation equipment into property, plant, and equipment.  This equipment may be used to provide training or as a demonstration device to market the technology, and may be sold as a product if appropriate.  During fiscal 2012, $980 of engineering costs associated with the ATFS-400-25 PHOENIX High Performance Human Centrifuge, was transferred from inventory into property, plant, and equipment and is currently being depreciated.  No such transfers occurring during fiscal 2011.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, and are depreciated over their estimated useful lives using the straight-line method for financial reporting purposes.  Buildings and building additions are depreciated over 40 years; machinery and equipment, 3 to 20 years; office furniture and equipment, 10 years; and building improvements, 5 to 10 years.  The Company manufactures certain equipment that is used primarily for both research and demonstration purposes to support its sales effort and is not listed for sale, although sales of such demonstration equipment are not precluded.  The gross value of demonstration equipment was $12,605 at February 24, 2012.  Upon sale of such demonstration devices, their costs, net of accumulated depreciation, are transferred to cost of sales.  Upon sale or retirement of property, plant, and equipment, the costs and related accumulated depreciation are eliminated from the accounts with any resulting gains or losses.

Capitalized Software Development Costs

The Company capitalizes the qualifying costs of developing software contained in certain products.  Capitalization of such costs commences when technological feasibility has been established in accordance with the FASB's guidance on accounting for the costs of computer software to be sold, leased, or otherwise marketed.  Technological feasibility is defined as the point in time when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that a software product can be produced to meet its design specifications, including functions, features, and technical performance requirements.  When the software is ready for commercial release, capitalization of development costs cease and amortization commences on a straight-line basis over a period ranging from 3 to 5 years, depending upon the life of the product.  The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors including, but not limited to, anticipated future gross product revenue, estimated economic product lives and changes in software and hardware technology.  Software amortization totaled $367 and $303 in fiscal 2012 and fiscal 2011, respectively.  Estimated software amortization, which is based on existing capitalized software, for each of the next five fiscal years is as follows: $289 in fiscal 2013; $186 in fiscal 2014; $129 in fiscal 2015; $52 in fiscal 2016, and $10 in fiscal 2017 and beyond.

Research and Development Costs

Research and development costs, which relate primarily to the development, design, and testing of products, are expensed as incurred.  The Company enters into research grants with various government entities, both in the United States and internationally.  During fiscal 2012 and fiscal 2011, the Company was involved with seven (7) such grants.  Payments received under these grants are recorded as a reduction of research and development costs.  Such payments totaled $1,976 in fiscal 2012 and $3,033 in fiscal 2011.  Research and development expenses, which totaled $3,376 in fiscal 2012 and $4,695 in fiscal 2011, include spending for potential new products and technologies and work performed under government grant program, both in the United States and internationally.  This spending, net of grant payments from the United States, and the governments of Poland and Turkey, as detailed above, was $1,400 for fiscal 2012 compared to $1,662 in fiscal 2011.

Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes, as well as the valuation of net loss carryforwards.  Valuation allowances are reviewed each fiscal period to determine whether there is sufficient positive or negative evidence to support a change in judgment about the potential realization of the related deferred tax asset.

Significant judgments and estimates are required in determining the provision for taxes, including judgments and estimates regarding the realization of deferred tax assets and the ultimate outcomes of tax-related contingencies.  During the normal course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain.  A liability is recognized, including interest, or a tax asset is reduced, for the anticipated outcome of tax audits.  These amounts are adjusted in light of changing facts and circumstances.

Long-Lived Assets

The Company reviews its property and equipment for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.  Recoverability is measured by a comparison of the carrying amount to the net undiscounted cash flows expected to be generated by the asset.  An impairment loss would be recorded for the excess of net book value over the fair value of the asset impaired.  The fair value is estimated based on expected undiscounted future cash flows.  The results of impairment tests are subject to management's estimates and assumptions of projected cash flows and operating results.  Actual results may differ.  There were no impairment losses recorded in either fiscal 2012 or fiscal 2011.

Share-Based Compensation

Share-based compensation expense is measured at the stock option grant date, based on the fair value of the award, and is recorded primarily to general and administrative expense.  The Company uses the Black-Scholes option-pricing model and the straight-line attribution approach to determine the fair value of share-based awards in accordance with ASC 718, Compensation.  This option-pricing model requires the input of highly subjective assumptions, including the option's expected term, the price volatility of the underlying stock, risk-free rates of return, dividend yield, and expected forfeitures.  The expected term of an award is no less than the award vesting period and is based on the Company's historical experience.  The expected stock price volatility is based on the Company's historical stock prices.  The risk-free interest rate is approximated using rates available on U.S. Treasury securities in effect at the time of grant with a remaining term similar to the award's expected life.  The Company uses a dividend yield of zero in the Black-Scholes option valuation model as it does not anticipate paying cash dividends in the near future.  The Company is required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from those estimates.  The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense for only those awards that are expected to vest as the requisite service is rendered.  The guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from these estimates.  The Company typically issues new shares of Common Stock upon the exercise of stock options, as opposed to using treasury shares.

Advertising Costs

The Company expenses advertising costs, which include trade shows, as incurred.  Advertising expense was $539 and $569 in fiscal 2012 and fiscal 2011, respectively.

Warranty Costs

The Company provides warranties against defects in materials and workmanship in our products.  Warranty periods for our products generally range from 90 days to two years.  The Company maintains a general provision for estimated expenses of providing service under these warranties.  Non-warranty service is billed to the customer as performed.  The assumptions we use to estimate warranty accruals are evaluated periodically in light of actual experience and management's estimates of future claims, and, when appropriate, the accruals are adjusted.  Our determination of the appropriate level of warranty accrual is subjective and based on estimates, and actual experience may be different than our accruals.

Earnings per Share

The Company utilizes the two-class method for computing and presenting earnings per share.  The Company currently has one class of Common Stock (the "Common Stock") and two classes of cumulative participating Preferred Stock, Series D and Series E (the "Preferred Stock").  Under its terms, the Preferred Stock is entitled to participate in any cash dividends on a one-for-one basis for the equivalent converted common shares if the Preferred Stock were to be converted by the holder by the dividend record date.  Therefore, the Preferred Stock is considered a participating security requiring the two-class method for the computation and presentation of net income per share - basic.

The two-class computation method for each period segregates basic earnings per common and participating share into two categories: distributed earnings per share (i.e., the Preferred Stock stated dividend) and undistributed earnings per share, which allocates earnings after subtracting the Preferred Stock dividend to the total of weighted average common shares outstanding plus equivalent converted common shares related to the Preferred Stock.  Basic earnings per common and participating share excludes the effect of Common Stock equivalents, and is computed using the two-class computation method.

Diluted earnings per share reflects the potential dilution that could result if securities or other contracts to issue Common Stock were exercised or converted into Common Stock.  Diluted earnings per share continues to be computed using the if-converted method.  Diluted earnings per share assumes the exercise of stock options and warrants using the treasury stock method.  If the effect of the conversion of any financial instruments would be anti-dilutive, it is excluded from the diluted earnings per share calculation.

At February 24, 2012 and February 25, 2011, there was $22,127 of cumulative convertible participating Preferred Stock.  These instruments were convertible at exercise prices of:

•	Series D Preferred Stock of $55 at $0.94 per share, equating to 58,511 shares of Common Stock, issued in April 2009;

•	Series D Preferred Stock of $100 at $1.11 per share, equating to 90,090 shares of Common Stock, issued in July 2009;

•	Series D Preferred Stock of $231 at $3.02 per share, equating to 76,490 shares of Common Stock, issued in October 2010; and

•	Series E Preferred Stock of $21,741 at $2.00 per share, equating to 10,870,321 shares of Common Stock, issued in July 2009.

On February 20, 2009, in connection with the issuance of a $2,000 promissory note, the Company issued 200,000 warrants to purchase 143,885 shares of the Company's Common Stock at $1.39 per share.  Additionally, on July 2, 2009, in consideration of an increase of the guarantee on the line of credit with PNC Bank, National Association ("PNC Bank"), the Company issued 500,000 warrants to purchase 450,450 shares of the Company's Common Stock at $1.11 per share.  On January 4, 2011, the Company entered into amendments to these warrants to remove a provision in each of the warrants which provided anti-dilution protection in the event the Company issued securities at a price below the exercise price set forth in the warrants.

At February 24, 2012 and February 25, 2011, there were outstanding options to purchase the Company's Common Stock totaling 270,921 and 260,921 shares at an average price of $4.35 and $4.44 per share, respectively.  Due to the conversion price of certain Common Stock options, 260,921 shares were excluded from the calculation of diluted earnings per share as of February 24, 2012 because the effect of their conversion would be antidulutive.  There were no shares excluded from the calculation of diluted earnings per share as of February 25, 2011.

Recent Accounting Pronouncements
In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income.  ASU 2011-05 amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity.  The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.
In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.
The Company adopted this guidance during the thirteen-week period ended February 24, 2012, and chose to present other comprehensive income within the accompanying Consolidated Statements of Income and Comprehensive Income.  The effect of this amended guidance, which is not deemed to be material, has been retrospectively applied to all periods presented.

Accounts Receivable	12 Months Ended
Feb. 24, 2012
Accounts Receivable [Abstract]
Accounts Receivable
3.	Accounts Receivable

The components of accounts receivable are as follows:

	February 24, 2012	February 25, 2011
U.S. Government	$4,305	$1,936
U.S. Commercial	2,994	1,295
International	3,797	1,895
	11,095	5,126
Less: allowance for doubtful accounts	(400)	(399)
	$10,695	$4,727

The increase in U.S. Government receivables is due primarily to two months of progress billings that were outstanding as of February 24, 2012, which have since been collected.  The increase in U.S. Commercial receivables is due primarily to progress payments for sterilizers, which saw an increase in bookings during fiscal 2012.  The increase in International receivables is due primarily to the final billing for a large multi-year contract for multiple Aerospace products, most of which has since been collected.

Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Feb. 24, 2012
Costs and Estimated Earnings on Uncompleted Contracts [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts
4.	Costs and Estimated Earnings on Uncompleted Contracts

The following is a summary of long-term contracts in progress at February 24, 2012 and February 25, 2011:

	February 24, 2012	February 25, 2011
Cost incurred on uncompleted long-term contracts	$80,543	$46,335
Estimated earnings	48,748	31,650
	129,291	77,985
Less: billings to date	(117,044)	(75,148)
	$12,247	$2,837

Included in accompanying balance sheets under the following captions:

	February 24, 2012	February 25, 2011
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	$18,766	$10,371
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	(6,519)	(7,534)
	$12,247	$2,837

Included in billings in excess of costs and estimated earnings on uncompleted long-term contracts is a provision for unexpected losses on contracts of $200 in fiscal 2012 and fiscal 2011.

In accordance with industry practices, costs and estimated earnings in excess of billings on uncompleted long-term contracts are classified as current even though a portion of these amounts may not be realized within one year.

Inventories	12 Months Ended
Feb. 24, 2012
Inventories [Abstract]
Inventories
5.	Inventories

Inventories are valued at the lower of cost or market using the FIFO method and consist of the following:

	February 24, 2012	February 25, 2011
Raw materials	$42	$-
Work in process	4,103	3,919
Finished goods	-	96
	$4,145	$4,015

Inventory is presented net of an allowance for obsolescence of $1,157 (raw material $50 and work in process $1,107), and $1,283 (raw material $133 and work in process $1,150) at February 24, 2012 and February 25, 2011, respectively.

In accordance with accounting principles generally accepted in the United States of America, the Company may capitalize certain costs of simulation equipment into property, plant, and equipment.  This equipment may be used to provide training or as a demonstration device to market the technology, and may be sold as a product if appropriate.  During fiscal 2012, $980 of engineering costs associated with the ATFS-400-25 PHOENIX High Performance Human Centrifuge, was transferred from inventory into property, plant, and equipment and is currently being depreciated.

Property, Plant, and Equipment	12 Months Ended
Feb. 24, 2012
Property, Plant, and Equipment [Abstract]
Property, Plant, and Equipment
6.	Property, Plant, and Equipment

The following is a summary of property, plant and equipment, at cost, and estimated useful lives at February 24, 2012 and February 25, 2011:

	February 24, 2012	February 25, 2011
Land	$100	$100
Buildings and building additions	3,851	3,851
Machinery and equipment	11,484	10,719
Demonstration equipment	12,605	10,716
Office furniture and equipment	1,301	1,194
Building improvements	3,003	2,870
	32,344	29,450
Less: accumulated depreciation	(17,484)	(16,091)
Property, plant, and equipment, net	$14,860	$13,359

Depreciation expense for fiscal 2012 and fiscal 2011 was $1,393 and $1,051, respectively.

As of both February 24, 2012 and February 25, 2011, substantially all of the Company's long-lived assets were located in the United States of America.

Long-Term Obligations and Credit Arrangements	12 Months Ended
Feb. 24, 2012
Long-Term Obligations and Credit Arrangements [Abstract]
Long-Term Obligations and Credit Arrangements
7.	Long-Term Obligations and Credit Arrangements

Lenfest Financing Transaction

Effective April 24, 2009, we entered into a transaction (the "Lenfest Financing Transaction") with H.F. Lenfest, a major shareholder and member of our Board of Directors ("Lenfest") that provided for, among other things, the following: (i) the exchange of the Subordinated Note (as defined below) held by Lenfest, together with all accrued interest and warrants issuable under the Subordinated Note, and all Series B Preferred Stock and Series C Preferred Stock held by Lenfest, together with all accrued dividends thereon, for a new class of Preferred Stock, Series E Preferred Stock, of the Company, the terms of which are described below; and (ii) the guarantee by Lenfest of all of ETC's obligations to PNC Bank in connection with an increase of the existing $15,000,000 revolving line of credit with PNC Bank (the "2007 PNC Credit Facility") to $20,000,000, and in connection with this guarantee, the pledge by Lenfest to PNC Bank of $10,000,000 in marketable securities.

In connection with the Lenfest Financing Transaction, the Company established a credit facility in the maximum amount of $7,500,000 with Lenfest (the "Lenfest Credit Facility").  The Lenfest Credit Facility has expired and the Company has no future obligations to Lenfest under it.

Preferred Stock

Presently, the Company has two classes of Cumulative Convertible Participating Preferred Stock: Series D (11,000 shares authorized) and Series E (25,000 shares authorized) (together, the "Preferred Stock").  The Preferred Stock was authorized by the Company's Board of Directors in April 2009 as part of the Lenfest Financing Transaction, and the Lenfest Financing Transaction was approved by the Company's shareholders in July 2009.  The Preferred Stock has a par value of $0.05 per share and a stated value of $1,000 per share.  The Preferred Stock is entitled to receive cumulative dividends at the rate of 10% per year in preference to the holders of the Company's Common Stock with respect to dividends.  These dividends are payable only upon a liquidation event or when otherwise declared by the Board of Directors of the Company.  The Company cannot declare or pay any dividends on its Common Stock until the dividends on the Preferred Stock have been paid.  The Preferred Shareholders are entitled to receive any dividends paid with respect to the Common Stock on an "as-converted" basis.  The Preferred Stock may be converted by the holder at any time and from time to time into the Company's Common Stock by dividing the stated value of the Preferred Stock by the conversion price established at the time of issuance (see Series D Preferred Stock and Series E Preferred Stock, below).  Upon a liquidation event, the holders of the Preferred Stock would be entitled to participate in any proceeds in preference to any Common Shareholders.  The Preferred Stock would also participate in any liquidation event with the Common Shareholders on an "as-converted" basis.  The Preferred Stock conversion price is subject to adjustment for certain transactions including stock splits and issuance of equity securities below the conversion prices.

The Company has reviewed the accounting principles generally accepted in the United States of America applicable to the Preferred Stock; specifically, the Company has reviewed both ASC 480 - Distinguishing Liabilities from Equity and ASC 815 - Derivatives and Hedging.  Upon its review, the Company determined that the Preferred Stock is within the control of the Company and that the attributes of the Preferred Stock are more akin to equity than debt.  The specific attributes considered by the Company include the designation of the instruments, the conversion of the instruments to the Company's Common Stock, the participation feature, the non-mandatory conversion, the voting rights, and the ability to appoint directors.  Secondly, the Company determined that the Preferred Stock qualifies as permanent equity because the Preferred Stock is not mandatorily redeemable, and there is no obligation to either repurchase the instruments or issue a variable amount of common shares.  Lastly, the Company determined that the conversion feature qualifies for the scope exception of ASC 815 - Derivatives and Hedging as it is clearly and closely related to the Preferred Stock instrument.

Issuances of the Preferred Stock are as follows:

Series D Preferred Stock

Lenfest Credit Facility

On April 24, 2009, the Company paid to Lenfest an origination fee of 1% of the committed amount of the Lenfest Credit Facility.  The value of the origination fee was $55.  The origination fee was paid in 55 shares of Series D Preferred Stock, which have a conversion price of $0.94 per share, equaling the closing price of the Company's Common Stock on that day and would convert into 58,511 shares of the Company's Common Stock.

PNC Credit Facility

In connection with the execution of the documents to increase the Company's existing $15,000 revolving line of credit with PNC Bank to $20,000, ETC paid to Lenfest an origination fee of 100 shares of Series D Preferred Stock, which is equal to one percent (1%) of the market value of the $10,000 in marketable securities pledged by Lenfest to PNC Bank to secure ETC's obligations to PNC Bank.  The 100 shares of Series D Preferred Stock have a stated value of $1,000 per share, or $100 in the aggregate.  These shares of Series D Preferred Stock have a conversion price per share equal to $1.11, equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares and would convert into 90,090 shares of the Company's Common Stock.

Interest Payment

On October 6, 2010, the Company issued to Lenfest 231 shares of Series D Preferred Stock with a stated value of $1,000 per share in payment of $231 of interest due under the Lenfest Pledge Agreement for the period July 2, 2009 through August 27, 2010.  The 231 shares have a conversion price per share equal to $3.02 equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares, and would convert into 76,490 shares of the Company's Common Stock.  As of February 24, 2012, $300 of interest has been accrued for the period August 28, 2010 through February 24, 2012.

Preferred Stock Dividends

As of February 24, 2012, the Series D Preferred Stock totaled $386 and was convertible into 225,091 shares of the Company's Common Stock.  All Series D Preferred Stock dividends accruing through February 24, 2012 were paid in April 2012.

Series E Preferred Stock

On July 2, 2009, the Company issued 23,741 shares of Series E Preferred Stock to Lenfest in connection with the Lenfest Financing Transaction.  The shares of Series E Preferred Stock are convertible to Common Stock at a conversion price per share equal to $2.00 and would convert into 11,870,391 shares of the Company's Common Stock.

On March 10, 2010, August 12, 2010, and February 9, 2011, ETC entered into three separate agreements with Lenfest to repurchase and retire a total of 2,000 shares of Series E Preferred Stock owned by Lenfest.  In the three agreements, the repurchases were made at the stated price of $1,000 per share for a total of $2,000.

As of February 24, 2012, the Series E Preferred Stock totaled $21,741 and was convertible into 10,870,391 shares of the Company's Common Stock.  All Series E Preferred Stock dividends accruing through February 24, 2012 were paid in April 2012.

Common Stock Warrants

On February 28, 2009, in connection with a $2,000 loan made by Lenfest to the Company, the Company issued to Lenfest warrants to purchase 143,885 shares of ETC Common Stock, which shares were equal in value to 10% of the $2,000 note.  The warrants are exercisable for seven years following issuance at an exercise price of $1.39 per share, which price equaled the average closing price of ETC Common Stock during the 120 days prior to the issuance of the warrant.

On July 2, 2009, in consideration of Lenfest's agreement to guarantee the $5,000 increase to the Company's line of credit with PNC Bank, ETC issued to Lenfest warrants to purchase 450,450 shares of ETC Common Stock, which shares were equal in value to ten percent (10%) of the amount of the $5,000 increase.  The warrants are exercisable for seven years following issuance at an exercise price per share equal to $1.11, equaling the average closing price of ETC Common Stock during the 120 days preceding the issuance of the warrant.

On January 4, 2011, the Company entered into amendments to each of these warrants issued to Lenfest pursuant to which Lenfest agreed to remove a provision in each of the warrants which provided anti-dilution protection in the event the Company issued securities at a price below the exercise price set forth in the warrants.

Bank Credit and Facility

Increased PNC Bank Credit Facility and Issuance of New Guarantee

The Company has a line of credit facility with PNC Bank ("PNC Credit Agreement") of $20,000, which expires on June 30, 2013.  The  PNC Credit Agreement is subject to the condition that Lenfest continue to personally guarantee all of ETC's obligations to PNC Bank (the "Lenfest Guaranty") and that Lenfest pledge $10,000 in marketable securities as collateral security for his guarantee (the "Lenfest Pledge").

In connection with the PNC Credit Agreement and the Lenfest Pledge, ETC paid to Lenfest an origination fee of 100 shares of Series D Convertible Preferred Stock of the Company (the "Series D Preferred Stock"), which is equal to one percent (1%) of the market value of the $10,000 in marketable securities pledged by Lenfest to PNC Bank to secure ETC's obligations to PNC Bank.  The 100 shares of Series D Preferred Stock have a stated value of $1,000 per share, or $100 in the aggregate.  These shares of Series D Preferred Stock have a conversion price per share equal to $1.11, equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares and would convert into 90,090 shares of the Company's Common Stock.  Additionally, ETC will pay Lenfest annual interest equal to 2% of the amount of the Lenfest Pledge, payable in Series D Preferred Stock.

In consideration of Lenfest entering into the PNC Credit Agreement and Lenfest Pledge, ETC issued to Lenfest warrants to purchase shares of ETC Common Stock equal to 10% of the amount of a $5,000 increase under the 2007 PNC Bank Credit Facility.  The warrants are exercisable for seven years following issuance at an exercise price per share equal to $1.11, which was equal to the average price of ETC Common Stock during the 120 days preceding the date of this warrant.

The Company recorded a loan origination deferred charge associated with these warrants of $487 using the Black-Scholes options-pricing model with the following weighted average assumptions: expected volatility of 91.9%; risk-free interest rate of 0.49%; and an expected life of seven years.  As of February 24, 2012, the unamortized balance of the deferred charge was $136.

As of February 24, 2012, the Company's availability under the PNC Credit Agreement was $2,502.  This reflected cash borrowing under the PNC Credit Agreement of $16,716 and outstanding letters of credit of approximately $782.  Amounts borrowed under the PNC Credit Agreement can be borrowed, repaid, and reborrowed from time-to-time until June 30, 2013, and bears interest at either the prime rate plus 0.50 percentage points or the London Interbank Offered Rate ("LIBOR") plus 2.50 percentage points.  Additionally, ETC is obligated to pay a fee of 0.125% per year for unused but available funds under the line of credit.

The PNC Credit Agreement has the following affirmative covenants: (i) a Consolidated Tangible Net Worth covenant, for which the Company must maintain a minimum Consolidated Tangible Net Worth of at least $10,000 and (ii) an EBITDA covenant for which the Company must maintain a minimum cumulative aggregate Earnings Before Interest, Taxes, Depreciation and Amortization ("EBITDA") of $4,000 for the fiscal quarter then ending and the three preceding fiscal quarters.  The Company is in compliance with its covenants as of February 24, 2012.

Due to the Company's accumulated deficit, all dividends accruing for the Series D and E Preferred Stock issuances have been recorded in the accompanying financial statements as a reduction in additional paid-in capital.

Dedicated Line of Credit Agreement with PNC Bank

The Company has a committed line of credit in the amount of $5,422 with PNC Bank (the "Dedicated Line of Credit").  The Company uses the Dedicated Line of Credit to satisfy performance bond and repayment guarantee requirements for an international contract.  Use of this Dedicated Line of Credit is restricted to funding contract performance and repayment guarantee requirements under this specific contract.

As security for the Dedicated Line of Credit, the Company has deposited $5,422 in a certificate of deposit with PNC Bank.  ETC is obligated to pay a fee of 3% per year for the Dedicated Line of Credit.

ETC-PZL Project Financing

In September 2009, ETC-PZL, located in Warsaw, Poland, entered into a project financing agreement with a Warsaw bank to fund a research and development contract with the Polish government.  The amount of this facility was $604, and it was being repaid in quarterly installments of approximately $70, which commenced in September 2009.  This facility expired in September 2011, at which time it was fully paid.  Use of this line of credit was restricted to funding contract requirements under a specific research and development contract with the Polish government.

Summary of Long-Term Debt Obligations

Long-term obligations at February 24, 2012 and February 25, 2011 consist of the following:

	February 24, 2012	February 25, 2011
Note payable to bank	$16,716	$3,041
ETC-PZL project financing	-	202
Equipment lease	8	49
Other long-term debt obligations	-	11
Total long-term debt obligations	16,724	3,303
Less: Current portion of long-term debt obligations	(8)	(219)
Total long-term debt obligations, less current portion	$16,716	$3,084

The amounts of future long-term debt obligations maturing in each of the next five fiscal years are as follows:

Fiscal Year	Amount
2013	$8
2014	16,716
Total future long-term debt obligations	$16,724

Leases	12 Months Ended
Feb. 24, 2012
Leases [Abstract]
Leases
8.	Leases

Operating Leases

The Company leases certain premises and office equipment under operating leases, which expire over the next five years.  Future minimum rental payments required under non-cancelable operating leases having a remaining term expiring after one fiscal year as of February 24, 2012 are $378 in fiscal 2013; $366 in fiscal 2014; $297 in fiscal 2015; $291 in fiscal 2016; and $317 in fiscal 2017 and beyond.  Total rental expense for all operating leases for the fiscal years ended February 24, 2012 and February 25, 2011 was $338 and $272, respectively.

Income Taxes	12 Months Ended
Feb. 24, 2012
Income Taxes [Abstract]
Income Taxes
9.	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes as well as the valuation of net loss carryforwards.  Valuation allowances are reviewed each fiscal period to determine whether there is sufficient positive or negative evidence to support a change in judgment about the potential realization of the related deferred tax asset.

As of February 24, 2012, the Company reviewed the components of its deferred tax assets and determined, based upon all available information, that its current and expected future operating income will more likely than not result in the realization of its deferred tax assets relating to its federal net operating loss carryforwards; all foreign net operating loss carryforwards available as of February 24, 2012 have been fully reserved.  The Company has a net deferred tax asset related primarily to its federal net operating loss carryforwards of $8,360.  Income tax provisions of $2,620 were recorded in fiscal 2012.  This follows a $7,665 benefit recorded in fiscal 2011, which significantly reduced the valuation allowance against the Company's deferred tax asset.  Due to the utilization of federal net operating loss carry forwards available, and valuation allowances on the deferred tax asset in the first three quarters of fiscal 2011, the Company did not record an income tax provision on income in the first three quarters of fiscal 2011.

As of February 24, 2012, the Company had approximately $23,196 of federal net loss carry forwards available to offset future income tax liabilities, which will begin to expire in 2025.  In addition, the Company has the ability to offset deferred tax assets against deferred tax liabilities created for such items as depreciation and amortization.

The components of accrued taxes are as follows:

	Fiscal year ended
	February 24, 2012	February 25, 2011
Federal	$(33)	$28
State	3	-
Foreign	178	-
Total	$148	$28

The components of income before income taxes are as follows:

	Fiscal year ended
	February 24, 2012	February 25, 2011
Domestic	$8,056	$6,805
Foreign	(568)	72
Total	$7,488	$6,877

Income tax expense / (benefit) consist of the following:

	Fiscal year ended
	February 24, 2012	February 25, 2011
Current tax expense:
U.S. Federal	$275	$92
U.S. State	212	-
Foreign	767	53
Total current	1,254	145

Deferred tax expense:
U.S. Federal	$1,236	$(6,480)
U.S. State	712	(1,330)
Foreign	(582)	-
Total deferred	1,366	(7,810)
Total income tax expense (benefit)	$2,620	$(7,665)

Net income tax payments were $737 and $256 in fiscal 2012 and fiscal 2011, respectively.

Effective tax rates were 35.0% and (111.5)% for fiscal 2012 and fiscal 2011, respectively.  Our effective fiscal 2012 tax rate was higher than fiscal 2011 primarily due to the significant tax benefit recorded in fiscal 2011.

The following is a reconciliation of the U.S. federal statutory income tax rate of 34.0% to our effective income tax rate:

	Fiscal year ended
	February 24, 2012	February 25, 2011
U.S. federal statutory income tax rate	34.0%	34.0%
State income tax, net of U.S. federal tax benefit	2.9	0.1
Research and development and other tax credits	(7.9)	-
Tax on foreign activities	5.0	(0.1)
Change in valuation allowance	(0.2)	(164.1)
Other, net	0.8	18.6
Effective income tax rate	35.0%	(111.5)%

We are currently under examination by the IRS for fiscal 2010; however, based on preliminary feedback, the only issue expected to be included on the audit report pertains to the research and development credit.  The Company has fully reserved for the percentage of its research and development credits expected to be reduced as a result of the audit report.

The research and development legislation expired on December 31, 2011.  Members of Congress have introduced bills that would extend the credit.  If the research and development credit is not extended, there would be an unfavorable impact on our fiscal 2013 effective income tax rate.  For fiscal 2012 and fiscal 2011, the research and development credit reduced our effective tax rate by 7.9% and 0.0%, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions.  The Company is no longer subject to U.S. federal tax examinations by tax authorities for the fiscal years before 2009.  ETC-PZL is no longer subject to tax examinations in Poland for tax periods prior to December 31, 2006; ETC-Europe is no longer subject to tax examinations in the United Kingdom for tax periods prior to fiscal 2010.  We are, however, subject to examination in various other foreign and state jurisdictions for fiscal years 2002-2012.  We believe appropriate provisions for all outstanding tax issues have been made for all jurisdictions and all open years.
Significant components of our net deferred tax assets are as folows:

	February 24, 2012	February 25, 2011
Deferred tax assets:
Net operating loss and credits	$10,010	$12,533
Foreign	610	-
Vacation reserve	203	91
Inventory reserve	427	479
Receivable reserve	147	149
Warranty reserve	63	101
Compensation and other reserves	177	246
Other, net	251	65
	11,888	13,664
Valuation allowance	(406)	(678)
Total deferred tax assets	11,482	12,986

Deferred tax liabilities:
Depreciation	2,708	2,897
Amortization of capitalized software	232	363
Foreign	131	125
Other, net	-	(125)
Total deferred tax liabilities	3,122	3,260

Total net deferred tax assets	$8,360	$9,726

We have not provided for U.S. deferred income taxes or foreign withholding tax on any undistributed earnings in our non-U.S. subsidiaries because there were no such earnings as of February 24, 2012.  When our non-U.S. subsidiaries enter into a position of earnings and profit, we will provide for U.S. deferred income taxes and foreign withholding tax on any such undistributed earnings not considered permanently reinvested in our non-U.S. subsidiaries.

As of February 24, 2012, the amounts accrued for the payment of income tax-related interest and penalties included in the Consolidated Financial Statements were as follows: interest of $27 and penalties of $59.  The interest and penalties recorded during fiscal 2012 primarily related to domestic state tax and foreign tax issues.  There were no such amounts recorded as of February 25, 2011.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Amount
Unrecognized tax benefits - February 25, 2011	$-
Gross increases - tax positions in prior periods	1,320
Gross decreases - tax positions in prior periods	(678)
Gross increases - current-period tax positions	225
Gross decreases - current-period tax positions	(99)
Settlements	(100)
Unrecognized tax benefits - February 24, 2012	$668

As of February 24, 2012, the total amount of unrecognized tax benefits was $668, of which $144 would affect the effective tax rate, if recognized.  These amounts, which are recorded on the Company's balance sheet within accrued taxes, are primarily associated with U.S. federal tax issues such as the amount of research and development tax credits claimed and taxation of foreign earnings.  Also included in these amounts are accruals for domestic state tax issues such as the allocation of income among various state tax jurisdictions.

Business Segment Information	12 Months Ended
Feb. 24, 2012
Business Segment Information [Abstract]
Business Segment Information
10.	Business Segment Information

For fiscal 2012, we have changed our reporting segments to Aerospace Solutions ("Aerospace") and Commercial/Industrial Systems ("CIS") from Training Services Group ("TSG") and Control Systems Group ("CSG").  We believe that this change more closely describes our markets, and aligns our products with how ETC manages its business and approaches these markets.  The most significant change is that our altitude chamber business has moved from CSG into Aerospace, because these chambers are primarily used to provide hypoxia training and are marketed along with our other Aerospace products.  What is left in the former CSG is marketed to commercial and industrial customers, thus a name change for the segment to CIS.  Fiscal 2011 segment financial information has been restated to reflect this change in segments.

As indicated, we operate in two business segments - Aerospace and CIS.

Aerospace encompasses the design, manufacture, and sale of (1) software driven products and services used to create and monitor the physiological effects of flight, including high performance jet tactical flight simulation, upset recovery and spatial disorientation, and both suborbital and orbital commercial human spaceflight, (2) altitude (hypobaric) chambers; and (3) ADMS, as well as integrated logistics support for customers who purchase these products.  These products and services provide customers with an offering of comprehensive solutions for improved readiness and reduced operational costs.

CIS operations encompass the design, manufacture, and sale of core technologies including (1) steam and gas (ethylene oxide) sterilizers; (2) environmental testing and simulation devices for the automotive industry; and (3) hyperbaric (100% oxygen) chambers for one person (monoplace chambers) and multiple persons (multiplace chambers), as well as parts and service support.

Segment operating income consists of net sales less applicable costs and expenses relating to these revenues.  Unallocated expenses including general corporate expenses, letter of credit fees, and income taxes have been excluded from the determination of the total profit for segments.  For presentation purposes, income, expenses, and assets not specifically identifiable to an individual business group or applicable to all groups and  general corporate expenses, primarily central administrative office expenses, are reflected in the Corporate category.  Property, plant, and equipment associated with the Company's NASTAR Center are included in the Aerospace Solutions segment; the remaining property, plant, and equipment are not identified with specific business segments because most of these assets are used in each of the segments.

In fiscal 2012, International sales totaling at least $500 per country, listed in order of magnitude, were made to customers in South Korea, Saudi Arabia, Japan, Spain, Poland, Malaysia, Kazakhstan, and Japan.  In fiscal 2011, International sales totaling at least $500,000 per country, listed in order of magnitude, were made to customers in South Korea, Saudi Arabia, Malaysia and Japan.  Fluctuations in sales to international countries from year to year primarily reflect revenue recognition on the level and stage of development and production on multi-year long-term contracts.

In both fiscal 2012 and fiscal 2011, three customers, (two with U.S. defense agencies and one with an international customer), each in the Aerospace Solutions segment, represented 10.0% or more of total sales.  In fiscal 2012, sales to these three customers totaling $37,818 represented 57.0% of net sales; in fiscal 2011, sales to these same three customers totaling $38,123 represented 68.8% of net sales.

Included in the segment information for the fiscal years ended February 24, 2012 and February 25, 2011 are export sales of $22,478 and $19,999, respectively.  Sales to the U.S. Government and its agencies aggregated $27,181 and $23,271 for the fiscal years ended February 24, 2012 and February 25, 2011, respectively.

The following segment information by quarter for fiscal 2012 reflects the accrual basis of accounting:

Fiscal 2012
Aerospace Solutions	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$12,092	$12,469	$12,860	$11,480	$48,901
Interest expense, net	111	163	145	122	541
Depreciation and amortization	263	322	339	252	1,176
Operating income (loss)	2,473	2,479	1,848	397	7,197
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	29,708	34,511	38,507	40,046	40,046
Expenditures for segment assets	299	519	324	528	1,670

Commercial/Industrial Systems
Net sales	$4,182	$3,382	$4,399	$5,430	$17,393
Interest expense, net	39	44	50	60	193
Depreciation and amortization	89	84	110	232	515
Operating income (loss)	1,238	810	884	1,126	4,058
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	4,757	9,696	10,725	8,315	8,315
Expenditures for segment assets	92	89	61	62	304

Corporate
Net sales	$-	$-	$-	$-	$-
Interest expense, net	-	-	-	-	-
Depreciation and amortization	-	12	37	20	69
Operating income (loss)	(836)	(630)	(696)	(956)	(3,118)
Income tax provision (benefit)	992	952	996	(320)	2,620
Identifiable assets	25,106	19,975	18,113	19,425	19,425
Expenditures for segment assets	-	91	45	34	170

Company Total
Net sales	$16,274	$15,851	$17,259	$16,910	$66,294
Interest expense, net	150	207	195	182	734
Depreciation and amortization	352	418	486	504	1,760
Operating income (loss)	2,875	2,659	2,036	567	8,137
Income tax provision (benefit)	992	952	996	(320)	2,620
Identifiable assets	59,571	64,182	67,345	67,786	67,786
Expenditures for segment assets	391	699	430	624	2,144

The following segment information by quarter for fiscal 2011 reflects the accrual basis of accounting:

Fiscal 2011
Aerospace Solutions	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$8,895	$11,198	$12,975	$10,686	$43,754
Interest expense, net	167	160	165	158	650
Depreciation and amortization	241	326	306	182	1,055
Operating income (loss)	1,709	2,178	2,981	2,170	9,038
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	19,225	22,749	26,959	26,208	26,208
Expenditures for segment assets	376	198	315	(314)	575

Commercial/Industrial Systems
Net sales	$3,226	$2,046	$3,173	$3,252	$11,697
Interest expense, net	61	29	40	44	174
Depreciation and amortization	105	55	76	63	299
Operating income (loss)	810	8	534	784	2,136
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	5,752	1,963	4,383	7,066	7,066
Expenditures for segment assets	81	119	147	(57)	290

Corporate
Net sales	$-	$-	$-	$-	$-
Interest expense, net	-	-	-	-	-
Depreciation and amortization	-	-	-	-	-
Operating income (loss)	(278)	(275)	(903)	(1,428)	(2,884)
Income tax provision (benefit)	-	-	-	(7,665)	(7,665)
Identifiable assets	16,081	19,688	20,032	17,517	17,517
Expenditures for segment assets	122	62	44	(228)	-

Company Total
Net sales	$12,121	$13,244	$16,148	$13,938	$55,451
Interest expense, net	228	189	205	202	824
Depreciation and amortization	346	381	382	245	1,354
Operating income (loss)	2,241	1,911	2,612	1,526	8,290
Income tax provision (benefit)	-	-	-	(7,665)	(7,665)
Identifiable assets	41,058	44,400	51,374	50,791	50,791
Expenditures for segment assets	579	379	506	(599)	865

Reconciliation to consolidated	Fiscal year ended
net income attributable to Environmental Tectonics Corporation	February 24, 2012	February 25, 2011
Operating income	$8,137	$8,290
Interest expense, net	(734)	(824)
Other income (expense), net	85	(589)
Income tax (provision) benefit	(2,620)	7,665
Expense (income) attributable to non-controlling interest	5	(8)
Net income attributable to Environmental Tectonics Corporation	$4,873	$14,534

Stock Option Plans	12 Months Ended
Feb. 24, 2012
Stock Option Plans [Abstract]
Stock Option Plans
11.	Stock Option Plans

The following is a summary of the status of the Company's Stock Option Plans:

	Fiscal year ended
	February 24, 2012		February 25, 2011
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	260,921	$4.44	269,185	$4.53
Granted	10,000	$2.00	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	(8,264)	$7.29
Outstanding at end of year	270,921	$4.35	260,921	$4.44

Options exercisable at year end	223,254		185,587
Weighted average fair value of options granted during the year		$0.89		$-

The following information applies to options outstanding at February 24, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at February 24, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable at February 24, 2012	Weighted average exercise price
Less than $2.64	123,000	7.95	$2.59	75,333	$2.64
$5.12	80,000	4.01	$5.12	80,000	$5.12
$6.07 to $7.24	67,921	3.58	$6.65	67,921	$6.65
Total	270,921			223,254

The cost for stock option compensation was $101 and $98 in fiscal 2012 and fiscal 2011, respectively.  At February 24, 2012, there were 67,921 options outstanding under the 1999 Incentive Stock Option Plan, which expired in August 2008.

At February 24, 2012, the Company had two stock-based compensation plans:

Emploee, Director and Consultant Stock Plan

In July 2009, the Company adopted the 2009 Employee, Director and Consultant Stock Plan.  This Plan authorizes the Board of Directors (or a committee appointed under the Board) to grant option awards for the purchase of Common Stock or Common Stock awards of up to 1,000,000 shares of Common Stock to employees, officers, directors, consultants, and advisors of the Company and its Subsidiaries.  The plan allows for the establishment of an exercise price at the time each option is granted.  The exercise price shall not be less than the fair market value (or in the case of a ten percent owner, 110%) of a share of the Company's Common Stock on the date of grant of such option.  The plan also allows the Board or its appointed committee to establish the exercise period(s) of any option awards.  Granted options have a maximum term of 10 years.  This Plan was approved by the shareholders on July 2, 2009.  As of February 24, 2012, there were 877,000 shares available to be granted under this Plan.

Non-employee Director Stock Plan

In September 2005, the Company adopted a stock option plan which allows for the granting to non-employee members of ETC's Board of Directors of options to purchase up to 600,000 shares of Common Stock.  The plan provides that the exercise price shall not be less than 100% of the current market price of the stock on the date of the grant.  The amount of each individual award and the vesting period are determined by the Board of Directors or its appointed committee.  Granted options have a maximum term of 10 years.  The Plan shall remain in effect until terminated by the Board of Directors.  At February 24, 2012, there were 520,000 shares available to be granted under this Plan.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes options-pricing model.  There were 10,000 shares of stock options granted in fiscal 2012; there were no grants in fiscal 2011.

Other Related Party Transactions	12 Months Ended
Feb. 24, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions
12.	Other Related Party Transactions

ETC purchases industrial products from Industrial Instruments and Supplies, Inc. ("Industrial Instruments"), which is owned by Christine and Charles Walter, the daughter and son-in-law of William F. Mitchell, ETC's President and Chief Executive Officer.  During fiscal 2012 and fiscal 2011, the Company purchased $634 and $492, respectively, from Industrial Instruments.  As of February 24, 2012, ETC owed $89 to Industrial Instruments.  ETC also rents office space to Industrial Instruments at ETC's corporate headquarters.  During both fiscal 2012 and fiscal 2011, Industrial Instruments paid to ETC rent in the amounts of $8.

ETC purchases travel accommodations from Jet Set Travels, a company that employs Kathleen Mahon, the daughter of Mr. Mitchell.  During fiscal 2012 and fiscal 2011, ETC purchased travel through Jet Set Travels totaling $421 and $293, respectively, and Ms. Mahon received approximately $22 in fiscal 2012 and $10 in fiscal 2011 from her employer in commissions on account of such purchases.  Ms. Mahon is also engaged by ETC as a consultant to review expense reports submitted by Company employees.  During both fiscal 2012 and fiscal 2011, Ms. Mahon received $20 in consideration of such services.

ETC employs William F. Mitchell, Jr., the son of Mr. Mitchell, as its Vice President, Contracts/Purchasing, and David Mitchell, the son of Mr. Mitchell, as its Business Unit Manager of the Sterilization Systems Group.  In fiscal 2012, Mr. William F. Mitchell, Jr. received $175 and Mr. David Mitchell received $211 in compensation from ETC.  In fiscal 2011, Mr. William F. Mitchell, Jr. received $167 and Mr. David Mitchell received $179 in compensation from ETC.

ETC uses two properties owned by Mr. Mitchell.  During both fiscal 2012 and fiscal 2011, ETC paid $60 to Mr. Mitchell in connection with ETC's use of these properties.

Commitments and Contingencies	12 Months Ended
Feb. 24, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

There are no material pending legal proceedings to which ETC or any of its subsidiaries is a party or of which any of their property is the subject.

Other Matters

Certain other claims, suits, and complaints arising in the ordinary course of business have been filed or are pending against us.  We believe, after consultation with legal counsel handling these specific matters, all such matters are reserved for or adequately covered by insurance or, if not so covered, are without merit or are of such kind, or involve such amounts, as would not be expected to have a significant effect on our financial position or results of operations if determined adversely against us.

Employee Benefit Plans	12 Months Ended
Feb. 24, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
14.	Employee Benefit Plans

The Company maintains a retirement savings 401(k) plan for eligible employees.  The Company's contributes 100% to the plan based on the first 4% of the employees' qualifying contributions.  The Company's contributions totaled $422 and $330 in fiscal 2012 and fiscal 2011, respectively.

The Company has an Employee Stock Purchase Plan, which was adopted by the Board of Directors on November 3, 1987.  All employees meeting service requirements, except officers, directors and 10% shareholders, are eligible to voluntarily purchase Common Stock through payroll deductions up to 10% of salary.  The Company makes a matching contribution of 20% of the employee's contribution.  The Company originally reserved 270,000 shares for issuance under this plan, of which 174,375 shares are still remaining.

Subsequent Events	12 Months Ended
Feb. 24, 2012
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On June 8, 2012, the Company disclosed on Form 8-K that its Annual Report on Form 10-K for fiscal 2012 would be delayed, and that the Company would miss the extended deadline of June 8, 2012 to file this Form 10-K.  As disclosed by the Company in its Form 12b-25 filed on May 24, 2012, the delay was related to an independent internal investigation of accounting practices at one of the Company's foreign subsidiaries that was being conducted by the Audit Committee of the Company's Board of Directors.  The Company discussed with PNC Bank the delay in filing the Form 10-K for fiscal 2012 because the delay in filing would result in a breach of a covenant in the Company's line of credit with PNC Bank.  The Company received a waiver through August 3, 2012, within which its Form 10-K has been filed.